Reserves for Losses and Loss Adjustment Expenses - Reserves for Losses and Loss Adjustment Expenses (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Liabilities for losses and loss adjustment expenses, net of reinsurance	$ 1,849.4	$ 1,315.9
Reinsurance recoverable on reserves for losses and loss adjustment expenses	1,255.6	1,108.6	$ 976.1	$ 795.2
Unallocated loss adjustment expenses	29.3	24.4
Total gross reserves for losses and loss adjustment expenses	3,134.3	2,448.9	$ 2,045.2	$ 1,386.5
Insurance
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Liabilities for losses and loss adjustment expenses, net of reinsurance	1,611.8	1,071.5
Reinsurance recoverable on reserves for losses and loss adjustment expenses	879.5	575.5
Reinsurance
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Liabilities for losses and loss adjustment expenses, net of reinsurance	237.6	244.4
Reinsurance recoverable on reserves for losses and loss adjustment expenses	$ 376.1	$ 533.1